Retirement benefit obligations - Schedule of Movements in Net Post-Retirement Defined Benefit Scheme Asset (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Asset at 1 January 2025	£ 2,834	£ 2,906
Income statement credit	15
Employer contributions	81
Remeasurement	(168)
Asset at 30 June 2025	£ 2,834